ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 6) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365	$ 7,326,372
Senior bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,186,760	6,416,274
Senior bonds [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	337,166	1,135,713
Senior bonds [Member] | Due after 1 year but within 2 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	866,936	321,509
Senior bonds [Member] | Due after 2 years but within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	832,978	816,919
Senior bonds [Member] | Due after 3 years but within 4 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,177,081	663,289
Senior bonds [Member] | Due after 4 years but within 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	902,647	754,768
Senior bonds [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 2,069,952	$ 2,724,076